GENERAL - Reconciliation of Partnership's Weighted Average Number of Common Limited Partner Units (Detail) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Weighted average number of common limited partner units—basic	38,916	37,959	38,438	37,959	37,959	37,948
Add effect of dilutive incentive awards					0	0
Weighted average number of common limited partner units—diluted	38,916	37,959	38,438	37,959	37,959	37,948